INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of components of deferred tax assets (liabilities)

The Company’s net deferred tax assets (liabilities) as of December 31, 2021 is as follows:

Deferred tax assets:
Start-up costs	$61,335
Net operating loss carryforwards	298,437
Total deferred tax assets	359,772
Valuation allowance	(354,792)
Deferred tax liabilities:
Unrealized gain on investments	(4,980)
Total deferred tax liabilities	(4,980)
Deferred tax assets, net of allowance	$—

Schedule of reconciliation between the effective tax rate on income from continuing operations and the statutory rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2021 is as follows:

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of derivative warrant liabilities	(40.8)%
Non-deductible transaction costs	0.2%
Change in valuation allowance	19.6%
Income tax provision	0.0%

New Dragonfly
Schedule of income tax expense	The income tax expense consists of the following items:

	2021	2020
Current	$1,489	$1,676
Deferred	122	210
Total tax expense	$1,611	$1,886

Schedule of components of deferred tax assets (liabilities)

Components of deferred tax assets (liabilities) are as follows:

	2021	2020
Leases	$14	$(15)
Stock based compensation	35	19
Allowance for bad debt	59	—
Fixed assets and intangibles	(606)	(345)
Inventory (Sec. 263A)	45	10
Net deferred tax liability	$(453)	$(331)

Schedule of reconciliation between the effective tax rate on income from continuing operations and the statutory rate

Reconciliation between the effective tax rate on income from continuing operations and the statutory rate for the year ending December 31, 2021, is as follows:

	Tax	Percentage
Federal income tax provision at statutory rates	$1,249	21.00%
Permanent differences (other than tax)	188	3.16%
State taxes, net	128	2.15%
Deferred true-up	56	0.94%
Research and development credits	—	—%
Uncertain tax positions	(19)	(0.32)%
Other	9	0.15%
Total	$1,611
Effective tax rate		27.08%

Reconciliation between the effective tax rate on income from continuing operations and the statutory rate for the year ending December 31, 2020 is as follows:

	Tax	Percentage
Federal income tax provision at statutory rates	$1,840	21.00%
Permanent differences (other than tax)	87	0.99%
State taxes, net	9	0.10%
Deferred true-up	(2)	(0.02)%
Research and development credits	(75)	(0.86)%
Uncertain tax positions	19	0.22%
Other	8	0.11%
Total	$1,886
Effective tax rate		21.52%